Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 552
Other movements [Abstract]
Balance as at the end of the year	631	$ 552
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	552	669
Income (costs) included in profit or loss [Abstract]
Current service cost	0	0
Interest income (costs)	17	13
Past service cost	0	(70)
Effect of movements in exchange rates, net	23	3
Included in other comprehensive income [Abstract]
Actuarial losses deriving from changes in financial assumptions	0	0
Other actuarial gains	25	34
Change in respect to translation differences ,net	36	(56)
Other movements [Abstract]
Benefits paid	(36)	(54)
Transerred to assets held for sale	0	0
Employer contribution	13	12
Employee contribution	1	1
Balance as at the end of the year	631	552
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(934)	(1,025)
Income (costs) included in profit or loss [Abstract]
Current service cost	(24)	(11)
Interest income (costs)	(29)	(33)
Past service cost	0	84
Effect of movements in exchange rates, net	(39)	(5)
Included in other comprehensive income [Abstract]
Actuarial losses deriving from changes in financial assumptions	(42)	(82)
Other actuarial gains	0	0
Change in respect to translation differences ,net	(65)	70
Other movements [Abstract]
Benefits paid	64	68
Transerred to assets held for sale	1	0
Employer contribution	0	0
Employee contribution	0	0
Balance as at the end of the year	(1,068)	(934)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(382)	(356)
Income (costs) included in profit or loss [Abstract]
Current service cost	(24)	(11)
Interest income (costs)	(12)	(20)
Past service cost	0	14
Effect of movements in exchange rates, net	(16)	(2)
Included in other comprehensive income [Abstract]
Actuarial losses deriving from changes in financial assumptions	(42)	(82)
Other actuarial gains	25	34
Change in respect to translation differences ,net	(29)	15
Other movements [Abstract]
Benefits paid	28	14
Transerred to assets held for sale	1	0
Employer contribution	13	12
Employee contribution	1	0
Balance as at the end of the year	$ (437)	$ (382)